Debt (Q1) (Details) - USD ($)		3 Months Ended
	Mar. 02, 2020	Mar. 31, 2020	Mar. 31, 2019	May 01, 2020	Dec. 31, 2019
Debt [Line Items]
Final principal payment		$ 11,055,000	$ 10,382,000
Cleco Katrina/Rita's storm recovery bonds
Debt [Line Items]
Final principal payment	$ 11,100,000
Cleco Power
Debt [Line Items]
Final principal payment		$ 11,055,000	$ 10,382,000
Cleco Power | 2008 series A GO Zone bonds
Debt [Line Items]
Debt instrument, interest rate					2.00%
Cleco Power | Line of credit
Debt [Line Items]
Debt instrument, interest rate		1.875%
Borrowings outstanding		$ 150,000,000.0
Commitment fees		0.125%
Maximum borrowing capacity		$ 300,000,000.0
Cleco Power | Line of credit | LIBOR
Debt [Line Items]
Basis spread on variable rate		1.125%
Cleco Power | Line of credit | ABR
Debt [Line Items]
Basis spread on variable rate		0.125%
Cleco Holdings | Line of credit
Debt [Line Items]
Debt instrument, interest rate		2.50%
Borrowings outstanding		$ 88,000,000.0
Commitment fees		0.275%
Maximum borrowing capacity		$ 175,000,000.0
Cleco Holdings | Line of credit | LIBOR
Debt [Line Items]
Basis spread on variable rate		1.75%
Cleco Holdings | Line of credit | ABR
Debt [Line Items]
Basis spread on variable rate		0.75%
Subsequent Event | Cleco Power | 2008 series A GO Zone bonds
Debt [Line Items]
Aggregate principal amount				$ 50,000,000.0
Debt instrument, interest rate				2.50%